Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 1,198	$ 1,234
Accounts receivable	7,881	6,791
Inventories	4,606	4,180
Prepaid expenses and other	352	320
Total current assets	14,037	12,525
Investments	1,273	1,429
Fixed assets, net	9,618	8,173
Operating lease right-of-use assets	1,744	1,595
Intangible assets, net	876	452
Goodwill	2,767	2,031
Other assets	1,319	1,093
Deferred tax assets	621	491
Consolidated total assets	32,255	27,789
Current liabilities
Short-term borrowing	511	8
Accounts payable	7,842	6,999
Other accrued liabilities	2,626	2,118
Accrued salaries and wages	912	850
Income taxes payable	125	93
Long-term debt due within one year	819	654
Current portion of operating lease liabilities	399	276
Total current liability	13,234	10,998
Long-term debt	4,175	2,847
Operating lease liabilities	1,319	1,288
Long-term employee benefit liabilities	591	548
Other long-term liabilities	475	461
Deferred tax liabilities	184	312
Total liability	19,978	16,454
Shareholders' equity
Common Shares [issued: 2023 – 286,552,908; 2022 – 285,931,816]	3,354	3,299
Contributed surplus	125	111
Retained earnings	9,303	8,639
Accumulated other comprehensive loss	(898)	(1,114)
Stockholders equity attributable to Magna International Inc	11,884	10,935
Non-controlling interests	393	400
Total stockholder's equity	12,277	11,335
Total liability and stockholders' equity	$ 32,255	$ 27,789